Schedule I - Combined Condensed Statements of Net Income (loss)	12 Months Ended
Mar. 31, 2022
Profit or loss [abstract]
Combined Condensed Statements of Net Income (loss)
Schedule I – Combined Condensed Statements of Net Income (loss)

	March 31,	March 31,	March 31,
Years ended,	2022	2021	2020
expressed in millions of Canadian dollars
Equity in income (loss) of subsidiary	$1,028.8	$(62.0)	$(175.9)
Operating expenses
Administrative and selling expenses	7.8	14.1	—

Profit (loss) from operations	$1,021.0	$(76.1)	$(175.9)

Other (income) and expenses
Listing expense	$235.6	$—	$—
Change in fair value of warrant liability	6.4	—	—
Change in fair value of earnout liability	(78.1)	—	—

	$163.9	$—	$—

Income (loss) before income taxes	$857.2	$(76.1)	$(175.9)
Income tax recovery	(0.5)	—	—

Net income (loss)	$857.7	$(76.1)	$(175.9)